Other Payables and Accruals	12 Months Ended
Dec. 31, 2024
Other Payables and Accruals [Abstract]
OTHER PAYABLES AND ACCRUALS
23.	OTHER PAYABLES AND ACCRUALS

	As of December 31,
	2024	2023
	US$	US$
Accruals and other payables	6,201	14,221
Consideration payable on acquisition of subsidiaries	3,009	3,195
Contract liabilities (note (i))	667	1,462
Lease liabilities (note (ii))	519	382

	10,396	19,260

Note(s):

(i)	Contract liabilities as of December 31, 2023 and 2024 included upfront fees received to deliver digital solutions services, upfront fees received to deliver media and entertainment, and hotel operations, hospitality and VIP services.

(ii)	The weighted average incremental borrowing rate applied to lease liabilities is 3.72% and 2.57%, respectively, for the years ended December 31, 2023 and 2024.